VANECK EMERGING MARKETS LEADERS FUND
SCHEDULE OF INVESTMENTS
September 30, 2023 (unaudited)
1
FootnoteRuleAboveBlank
Footnotes:
Number
of Shares Value
MONEY MARKET FUND : 2.4%
(Cost: $124,496)
Invesco Treasury Portfolio -
Institutional Class 124,496 $ 124,496
Underline
SHORT-TERM INVESTMENT HELD AS
COLLATERAL FOR SECURITIES ON LOAN:
0.0%
Money Market Fund: 0.0%
(Cost: $313)
Number
of Shares Value
State Street Navigator
Securities Lending
Government Money
Market Portfolio 313 $ 313
Total Investments: 2.4%
(Cost: $124,809) 124,809
Other assets less liabilities: 97.6% 5,042,321
NET ASSETS: 100.0% $ 5,167,130
Summary of Investments by Sector
Excluding Collateral for Securities Loaned
% of
Investments Value
Money Market Fund 100.0% $ 124,496